Segments of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segments of Business [Abstract]
SEGMENTS OF BUSINESS

NOTE 10 — SEGMENTS OF BUSINESS

The Company operates in two distinct business segments within the medical device industry: manufacturing and neurostimulation.

The manufacturing segment includes the manufacturing operations of our wholly owned subsidiary Medi-Line, located in Angleur (Liege), Belgium. Medi-Line manufactures single-use medical devices for the medical and pharmaceutical sectors, including radiopharmacy technology, urology products, and sterilization cases and trays, and designs, develops, and offers worldwide production and supply-chain capabilities for these products to its customers.

The neurostimulation segment includes development, manufacturing, and commercialization of neurostimulation technology for the treatment of various neurological disorders through electrical stimulation of neural tissues. Our first commercial application of its platform will be the Viant™ Deep Brain Stimulation System. Operations for the neurostimulation segment are conducted in the United States, Puerto Rico, Belgium, and Germany.

Other items of revenue not directly related to manufacturing or neurostimulation revenues are categorized as other operating income. Other operating income and expenses not directly related to a specific segment are identified as “other,” and not allocated to segments.

An analysis and reconciliation of the Company’s business segments and geographic information to the respective information in the Condensed Consolidated Financial Statements follows. Revenue by geographic area are presented by allocating revenue from external customers based on where the products are shipped or services are rendered:

Revenue by Segment:

	Three Months Ended March 31,
	2018	2017
Manufacturing	$2,412,026	$—
Neurostimulation	403,901	—
Other	54,107	9,038
Consolidated total	$2,870,034	$9,038

Loss Before Income Tax by Segment:

	Three Months Ended March 31,
	2018	2017
Manufacturing	$265,323	$—
Neurostimulation	(1,105,022)	(1,650,136)
Other (1)	(42,438)	(28,922)
Consolidated total	$(882,137)	$(1,679,058)

(1)	Amounts not allocated to segments include interest income (expense) and other income (expense), and amortization of acquisition intangible assets.

Sales by Geographic Area:

	Three Months Ended March 31,
	2018	2017
Sales Non-domestic locations
United Kingdom	$1,394,930	—
Belgium	845,379	—
Switzerland	207,791	—
Netherlands	207,284	—
Norway	119,581	—
Rest of world	40,962	—
Consolidated sales	2,815,927	—
Other operating revenue	54,107	9,038
Consolidated revenue	$2,870,034	$9,038

Long-Lived Assets:

	As of
	March 31,	December 31,
	2018	2017
Manufacturing	$3,509,423	$3,535,516
Neurostimulation	8,352,743	8,643,118
Other	2,115,641	2,130,690
Consolidated total	$13,977,807	$14,309,32

NOTE 10 – SEGMENTS OF BUSINESS

The Company operates in two distinct business segments within the medical device industry; manufacturing and neurostimulation. The manufacturing segment includes the manufacturing operations of our wholly-owned subsidiary Medi-Line located in Angleur (Liege) Belgium. The neurostimulation segment includes development, manufacturing, and commercialization of neurostimulation technology. Operations for the neurostimulation segment are conducted in the United States, Puerto Rico, Belgium and Germany. Other items of revenue, not directly related to manufacturing or neurostimulation revenues are categorized as other operating income. Other operating income and expenses not directly related to a specific segment are identified as Income (expense) not allocated to segments.

	Revenue		Long Lived Assets
	2017	2016	2017	2016
Manufacturing	$2,932,664	$—	$3,535,516	$—
Neurostimulation	291,750	1,456,038	8,643,118	9,780,556
Other	78,361	38,843	2,130,690	888
Consolidated total	$3,302,775	$1,494,881	$14,309,324	$9,781,444

	Income Before Tax		Identifiable Assets
	2017	2016	2017	2016
Manufacturing	$(31,698)	$—	$7,803,409	$—
Neurostimulation	(6,117,404)	(673,117)	9,421,311	10,141,459
Other	3,971,461	(129,346)	3,126,724	2,270,388
Consolidated total	$(2,177,641)	$(802,463)	$20,351,444	$12,411,847

	Additions to Property Plant and Equipment		Depreciation and Amortization
	2017	2016	2017	2016
Manufacturing	$50,495	$—	$74,344	$—
Neurostimulation	11,172	31,581	1,203,169	636,822
Other	—	986	20,197	99
Consolidated total	$61,667	$32,567	$1,297,710	$636,921